Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
NOTE 6:-	INVENTORIES

Inventories are comprised of the following:

	December 31,
	2010	2011

Raw materials and components	$614	$1,502
Work-in-progress	1,798	1,647
Finished products (*)	7,310	8,998

	$9,722	$12,147

(*)
Includes amounts of $ 337 and $ 458, as of December 31, 2011 and 2010, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met and will be recognized in the future.